SHARE-BASED COMPENSATION (Sogou Share-based Awards, Sogou 2010 Share Incentive Plan, Share Option Assumptions, Narrative) (Details) - Sogou 2010 Share Incentive Plan [Member] - Share Options [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple			2
Estimated forfeiture rate	0.00%		12.00%
Estimated dividend yield	0.00%	0.00%	0.00%
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	3
Estimated forfeiture rate	0.00%
Other Key Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2
Estimated forfeiture rate	12.00%